Summary of Significant Accounting Policies - Schedule of Key Financial Information Regarding the Operating Single Segment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Key Financial Information Regarding the Operating Single Segment [Abstract]
Revenue	$ 14,326,434	$ 8,408,711
Cost of revenue	(7,367,528)	(9,886,487)
General and administrative expenses	(12,184,292)	(9,053,084)
Selling and marketing expenses	(3,067,288)	(6,461,905)
Research and development expenses	(1,111,242)	(611,317)
Other expense	(3,339,127)	(1,598,658)
Other income	204,889	984,015
Financial income	232,832	558,718
Financial expense	(6,973,189)	(4,208,923)
Segment Loss Before Income Tax Expense	(19,278,511)	(21,868,930)
Loss Before Income Tax Expense	$ (19,278,511)	$ (21,868,930)